FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund

(the “Fund”)

(Investor Shares: FAMVX)

Supplement dated September 3, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

for Investor Shares of the Fund dated May 1, 2025

Effective September 30, 2025, John D. Fox, CFA, will retire as a co-manager of the Fund. Accordingly, effective as of such date, all references to Mr. Fox in the Fund’s Summary Prospectus, Prospectus and SAI are deemed to be deleted. The remaining portfolio co-managers of the Fund will continue serving in their current roles.

Investors should retain this supplement for future reference.